UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1. Reports to Stockholders

Semiannual report

US equity mutual fund

Delaware Select Growth Fund

April 30, 2023

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Select Growth Fund at delawarefunds.com/literature.

Manage your account online

● Check your account balance and transactions

● View statements and tax forms

● Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of April 30, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2022 to April 30, 2023 (Unaudited)

The investment objective of the Fund is to seek long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2022 to April 30, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2022 to April 30, 2023 (Unaudited)

Delaware Select Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratio	Expenses Paid During Period 11/1/22 to 4/30/23*
Actual Fund return†
Class A	$1,000.00	$1,067.80	1.15%	$5.90
Class C	1,000.00	1,064.20	1.90%	9.72
Class R	1,000.00	1,066.20	1.40%	7.17
Institutional Class	1,000.00	1,068.50	0.90%	4.62
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.09	1.15%	$5.76
Class C	1,000.00	1,015.37	1.90%	9.49
Class R	1,000.00	1,017.85	1.40%	7.00
Institutional Class	1,000.00	1,020.33	0.90%	4.51

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocations and top 10 equity holdings

Delaware Select Growth Fund	As of April 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.32%
Communication Services	5.60%
Consumer Discretionary	18.45%
Consumer Staples	3.94%
Financials	11.23%
Healthcare	15.54%
Industrials	13.36%
Information Technology*	31.20%
Total Value of Securities	99.32%
Receivables and Other Assets Net of Liabilities	0.68%
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Internet, Semiconductors, Software and Telecommunications. As of April 30, 2023, such amounts, as a percentage of total net assets were 0.51%, 6.71%, 3.28%, 13.58% and 7.12%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	6.87%
Visa Class A	5.02%
VeriSign	4.60%
UnitedHealth Group	4.22%
Chipotle Mexican Grill	4.03%
Arista Networks	4.01%
Dexcom	3.59%
CoStar Group	3.29%
Lululemon Athletica	3.18%
Amazon.com	3.14%

3

Schedule of investments

Delaware Select Growth Fund	April 30, 2023 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 99.32%♦
Communication Services — 5.60%
Alphabet Class A †	52,855	$5,673,456
Electronic Arts	30,003	3,818,782
Trade Desk Class A †	15,225	979,576
		10,471,814
Consumer Discretionary — 18.45%
Amazon.com †	55,692	5,872,721
Chipotle Mexican Grill †	3,644	7,534,407
Ferrari	11,335	3,158,384
Lululemon Athletica †	15,661	5,950,084
LVMH Moet Hennessy Louis Vuitton ADR	10,375	1,991,896
Starbucks	21,630	2,472,093
TopBuild †	8,599	1,938,903
Ulta Beauty †	10,084	5,560,620
		34,479,108
Consumer Staples — 3.94%
Celsius Holdings †	15,668	1,497,391
Coca-Cola	91,492	5,869,212
		7,366,603
Financials — 11.23%
Intercontinental Exchange	43,546	4,743,466
Mastercard Class A	5,291	2,010,739
S&P Global	13,349	4,840,080
Visa Class A	40,317	9,382,975
		20,977,260
Healthcare — 15.54%
Danaher	18,896	4,476,651
Dexcom †	55,300	6,710,102
Inspire Medical Systems †	6,776	1,813,461
Intuitive Surgical †	9,291	2,798,635
Pacira BioSciences †	75,296	3,411,662
UnitedHealth Group	16,006	7,876,393
Zoetis	11,149	1,959,771
		29,046,675
Industrials — 13.36%
Broadridge Financial Solutions	6,528	949,236
Cintas	4,716	2,149,411
CoStar Group †	79,997	6,155,769
Equifax	11,829	2,464,927
SiteOne Landscape Supply †	15,402	2,275,492
4

	Number of shares	Value (US $)
Common Stocks ♦ (continued)
Industrials (continued)
TransUnion	14,274	$982,194
Trex †	29,186	1,595,307
Uber Technologies †	107,726	3,344,892
United Rentals	9,789	3,534,906
Verisk Analytics	7,751	1,504,547
		24,956,681
Information Technology — 31.20%
Advanced Micro Devices †	12,537	1,120,432
Apple	5,578	946,475
Arista Networks †	46,753	7,487,961
Datadog Class A †	13,188	888,607
HubSpot †	6,594	2,775,744
Intuit	7,093	3,148,937
Marvell Technology	63,209	2,495,491
Microsoft	41,773	12,835,172
Motorola Solutions	19,958	5,815,761
NVIDIA	9,083	2,520,442
Palo Alto Networks †	21,612	3,943,326
ServiceNow †	10,375	4,766,483
Snowflake Class A †	6,529	966,814
VeriSign †	38,735	8,591,423
		58,303,068
Total Common Stocks (cost $170,779,066)		185,601,209
Total Value of Securities—99.32% (cost $170,779,066)		$185,601,209

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware Select Growth Fund	April 30, 2023 (Unaudited)

Assets:
Investments, at value*	$185,601,209
Cash	1,309,513
Receivable for securities sold	6,351,000
Receivable for fund shares sold	103,401
Prepaid expenses	40,971
Foreign tax reclaims receivable	36,009
Dividends receivable	35,260
Other assets	2,450
Total Assets	193,479,813
Liabilities:
Payable for securities purchased	6,133,951
Other accrued expenses	238,507
Payable for fund shares redeemed	96,444
Investment management fees payable to affiliates	92,578
Distribution fees payable to affiliates	27,438
Administration expenses payable to affiliates	11,964
Distribution payable	82
Total Liabilities	6,600,964
Total Net Assets	$186,878,849

Net Assets Consist of:
Paid-in capital	$244,812,909
Total distributable earnings (loss)	(57,934,060)
Total Net Assets	$186,878,849
6

Net Asset Value

Class A:
Net assets	$160,380,981
Shares of beneficial interest outstanding, unlimited authorization, no par	7,712,029
Net asset value per share	$20.80
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$22.07

Class C:
Net assets	$2,233,033
Shares of beneficial interest outstanding, unlimited authorization, no par	269,362
Net asset value per share	$8.29

Class R:
Net assets	$881,433
Shares of beneficial interest outstanding, unlimited authorization, no par	48,857
Net asset value per share	$18.04

Institutional Class:
Net assets	$23,383,402
Shares of beneficial interest outstanding, unlimited authorization, no par	943,149
Net asset value per share	$24.79

*Investments, at cost	$170,779,066

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware Select Growth Fund	Six months ended April 30, 2023 (Unaudited)

Investment Income:
Dividends	$185,601
Foreign tax withheld	(5,389)
180,212

Expenses:
Management fees	672,470
Distribution expenses — Class A	191,321
Distribution expenses — Class C	10,870
Distribution expenses — Class R	2,245
Dividend disbursing and transfer agent fees and expenses	121,920
Registration fees	43,793
Accounting and administration expenses	28,115
Reports and statements to shareholders expenses	18,949
Legal fees	15,662
Audit and tax fees	15,425
Trustees’ fees and expenses	4,145
Custodian fees	2,599
Other	11,641
1,139,155
Less expenses waived	(127,391)
Less expenses paid indirectly	(109)
Total operating expenses	1,011,655
Net Investment Income (Loss)	(831,443)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(42,098,345)
Net change in unrealized appreciation (depreciation) on:
Investments	54,423,533
Foreign currencies	1,241
Net change in unrealized appreciation (depreciation)	54,424,774
Net Realized and Unrealized Gain (Loss)	12,326,429
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,494,986

See accompanying notes, which are an integral part of the financial statements.

8

Statements of changes in net assets

Delaware Select Growth Fund

	Six months ended 4/30/23 (Unaudited)	Year ended 10/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(831,443)	$(2,739,009)
Net realized gain (loss)	(42,098,345)	(27,544,365)
Net change in unrealized appreciation (depreciation)	54,424,774	(159,064,913)
Net increase (decrease) in net assets resulting from operations	11,494,986	(189,348,287)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(15,426,412)
Class C	—	(645,058)
Class R	—	(181,373)
Institutional Class	—	(2,514,494)

Return of capital:
Class A	—	(1,143,290)
Class C	—	(18,348)
Class R	—	(9,739)
Institutional Class	—	(204,042)
	—	(20,142,756)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,156,946	13,439,891
Class C	237,646	1,111,786
Class R	52,630	902,661
Institutional Class	5,860,136	4,735,990

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	16,375,718
Class C	—	663,018
Class R	—	191,112
Institutional Class	—	2,704,934
	24,307,358	40,125,110
9

Statements of changes in net assets

Delaware Select Growth Fund

	Six months ended 4/30/23 (Unaudited)	Year ended 10/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(20,086,604)	$(28,661,716)
Class C	(512,655)	(1,822,038)
Class R	(200,079)	(1,918,194)
Institutional Class	(9,100,206)	(13,594,340)
	(29,899,544)	(45,996,288)
Decrease in net assets derived from capital share transactions	(5,592,186)	(5,871,178)
Net Increase (Decrease) in Net Assets	5,902,800	(215,362,221)

Net Assets:
Beginning of period	180,976,049	396,338,270
End of period	$186,878,849	$180,976,049

See accompanying notes, which are an integral part of the financial statements.

10

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Financial highlights

Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	The Fund’s portfolio turnover rate decreased substantially during the period ended April 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended October 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended
4/30/23	Year ended
(Unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
$19.48	$41.41	$31.03	$33.70	$39.74	$39.46

(0.09)	(0.30)	(0.42)	(0.26)	(0.16)	(0.17)
1.41	(19.35)	11.20	9.64	3.75	2.69
1.32	(19.65)	10.78	9.38	3.59	2.52

—	(2.13)	(0.40)	(12.05)	(9.63)	(2.24)
—	(0.15)	—	—	—	—
—	(2.28)	(0.40)	(12.05)	(9.63)	(2.24)

$20.80	$19.48	$41.41	$31.03	$33.70	$39.74

6.78%[3]	(50.11)%[3]	34.92%	27.51%	11.42%[3]	6.84%[3]

$160,382	$152,321	$325,157	$256,348	$231,410	$241,009
1.15%	1.18%	1.20%	1.24%	1.25%	1.24%
1.29%	1.26%	1.20%	1.24%	1.25%	1.24%
(0.95)%	(1.13)%	(1.09)%	(0.76)%	(0.48)%	(0.42)%
(1.09)%	(1.21)%	(1.09)%	(0.76)%	(0.48)%	(0.42)%
63%[4]	87%	32%	134%[5]	48%	51%

13

Financial highlights

Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	The Fund’s portfolio turnover rate decreased substantially during the period ended April 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended October 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
4/30/23	Year ended
(Unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
$7.79	$18.10	$13.86	$20.37	$27.92	$28.60

(0.06)	(0.20)	(0.31)	(0.29)	(0.25)	(0.33)
0.56	(7.92)	4.95	5.83	2.33	1.89
0.50	(8.12)	4.64	5.54	2.08	1.56

—	(2.13)	(0.40)	(12.05)	(9.63)	(2.24)
—	(0.06)	—	—	—	—
—	(2.19)	(0.40)	(12.05)	(9.63)	(2.24)

$8.29	$7.79	$18.10	$13.86	$20.37	$27.92

6.42%[3]	(50.50)%[3]	33.86%	26.55%	10.61%[3]	6.02%[3]

$2,233	$2,378	$5,607	$7,086	$9,578	$13,759
1.90%	1.93%	1.95%	1.99%	2.00%	1.99%
2.04%	2.01%	1.95%	1.99%	2.00%	1.99%
(1.70)%	(1.88)%	(1.84)%	(1.51)%	(1.23)%	(1.17)%
(1.84)%	(1.96)%	(1.84)%	(1.51)%	(1.23)%	(1.17)%
63%[4]	87%	32%	134%[5]	48%	51%

15

Financial highlights

Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	The Fund’s portfolio turnover rate decreased substantially during the period ended April 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended October 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
4/30/23	Year ended
(Unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
$16.92	$36.37	$27.36	$30.90	$37.29	$37.26

(0.10)	(0.33)	(0.45)	(0.32)	(0.22)	(0.25)
1.22	(16.86)	9.86	8.83	3.46	2.52
1.12	(17.19)	9.41	8.51	3.24	2.27

—	(2.13)	(0.40)	(12.05)	(9.63)	(2.24)
—	(0.13)	—	—	—	—
—	(2.26)	(0.40)	(12.05)	(9.63)	(2.24)

$18.04	$16.92	$36.37	$27.36	$30.90	$37.29

6.62%[3]	(50.25)%[3]	34.59%	27.15%	11.17%[3]	6.55%[3]

$881	$974	$3,343	$2,447	$2,882	$4,100
1.40%	1.43%	1.45%	1.49%	1.50%	1.49%
1.54%	1.51%	1.45%	1.49%	1.50%	1.49%
(1.20)%	(1.38)%	(1.34)%	(1.01)%	(0.73)%	(0.67)%
(1.34)%	(1.46)%	(1.34)%	(1.01)%	(0.73)%	(0.67)%
63%[4]	87%	32%	134%[5]	48%	51%

17

Financial highlights

Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	The Fund’s portfolio turnover rate decreased substantially during the period ended April 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended October 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/23	Year ended
(Unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
$23.20	$48.74	$36.37	$37.81	$43.34	$42.73

(0.08)	(0.28)	(0.38)	(0.20)	(0.08)	(0.07)
1.67	(22.96)	13.15	10.81	4.18	2.92
1.59	(23.24)	12.77	10.61	4.10	2.85

—	(2.13)	(0.40)	(12.05)	(9.63)	(2.24)
—	(0.17)	—	—	—	—
—	(2.30)	(0.40)	(12.05)	(9.63)	(2.24)

$24.79	$23.20	$48.74	$36.37	$37.81	$43.34

6.85%[3]	(49.98)%[3]	35.27%	27.78%	11.71%[3]	7.10%[3]

$23,383	$25,303	$62,231	$47,954	$45,718	$50,287
0.90%	0.93%	0.95%	0.99%	1.00%	0.99%
1.04%	1.01%	0.95%	0.99%	1.00%	0.99%
(0.70)%	(0.88)%	(0.84)%	(0.51)%	(0.23)%	(0.17)%
(0.84)%	(0.96)%	(0.84)%	(0.51)%	(0.23)%	(0.17)%
63%[4]	87%	32%	134%[5]	48%	51%

19

Notes to financial statements
Delaware Select Growth Fund	April 30, 2023 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Select Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated

20

investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken or expected to be taken on the Fund's federal income tax returns through the six months ended April 30, 2023, and for all open tax years (years ended October 31, 2019 – October 31, 2022), and has concluded that no provision for federal income tax is required in the Fund's financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based

21

Notes to financial statements

Delaware Select Growth Fund

1. Significant Accounting Policies (continued)

on value-at-risk. The Fund's successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund's investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

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The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2023.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL) (the “Affiliated Sub-Advisor”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisor serves as a sub-advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay the Affiliated Sub-Advisor a portion of its investment management fee.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s average daily net assets from November 1, 2022 through April 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis.

23

Notes to financial statements

Delaware Select Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2023, the Fund paid $4,319 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2023, the Fund paid $50,791 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2023, the Fund paid $4,322 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2023, DDLP earned $3,282 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2023, DDLP received gross CDSC commissions of $367 and $49 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from February 25, 2022 through February 28, 2024.

24

3. Investments

For the six months ended April 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$115,632,100
Sales	123,069,198

At April 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$170,779,066
Aggregate unrealized appreciation of investments	$19,658,301
Aggregate unrealized depreciation of investments	(4,836,158)
Net unrealized appreciation of investments	$14,822,143

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
25

Notes to financial statements

Delaware Select Growth Fund

3. Investments (continued)

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of April 30, 2023:

Level 1
Securities
Assets:
Common Stocks	$185,601,209

During the six months ended April 30, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. During the six months ended April 30, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/23	10/31/22
Shares sold:
Class A	946,312	603,222
Class C	30,743	91,514
Class R	3,162	37,357
Institutional Class	254,030	157,177

26

	Six months
	ended	Year ended
	4/30/23	10/31/22
Shares issued upon reinvestment of dividends and distributions:
Class A	—	465,881
Class C	—	46,823
Class R	—	6,245
Institutional Class	—	64,789
	1,234,247	1,473,008

Shares redeemed:
Class A	(1,052,866)	(1,102,578)
Class C	(66,520)	(142,914)
Class R	(11,844)	(77,989)
Institutional Class	(401,633)	(407,951)
	(1,532,863)	(1,731,432)
Net decrease	(298,616)	(258,424)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2023 and the year ended October 31, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
4/30/23	473,417	26,623	119	10,807	397,317	$9,681,402
Year ended
10/31/22	4,671	13,370	59	5,456	3,961	320,897

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

27

Notes to financial statements

Delaware Select Growth Fund

5. Line of Credit (continued)

The Fund had no amounts outstanding as of April 30, 2023, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable,

28

on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2023, the Fund had no securities out on loan.

7. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund's performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

29

Notes to financial statements

Delaware Select Growth Fund

7. Credit and Market Risk (continued)

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2023, there were no Rule 144A securities held by the Fund.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks, and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Fund’s performance.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

30

9. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in the Fund's financial statements.

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Other Fund information (Unaudited)

Delaware Select Growth Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments
(a)	Included as part of report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits
(a)	(1)	Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS III

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2023